Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding at the beginning of the year (in shares)	240,636	256,336
Outstanding at beginning of period, weighted average exercise price (in dollars per share)	$ 10.98	$ 10.87
Outstanding at beginning of period, weighted average remaining contractual life (Year)	4 years 2 months 12 days	5 years 2 months 12 days	6 years
Exercised, number of shares (in shares)	(7,500)	(12,500)
Exercised, weighted average exercise price (in dollars per share)	$ 11.57	$ 8.10
Forfeited, number of shares (in shares)		(3,200)
Forfeited, weighted average exercise price (in dollars per share)		$ 13.30
Outstanding at the end of the period (in shares)	233,136	240,636	256,336
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 10.96	$ 10.98	$ 10.87
Exercisable at the end of the period (in shares)	180,081	161,054
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 10.28	$ 9.84
Exercisable at end of period, weighted average remaining contractual life (Year)	5 years 7 months 6 days	5 years 4 months 24 days